UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

NEW JERSEY MUNICIPALS FUND

FORM N-Q

JUNE 30, 2008

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 95.3%
Education - 4.0%
$3,000,000	New Jersey State Educational Facilities Authority Revenue, Richard Stockton College, MBIA, 5.000% due 7/1/31	$3,033,480
	New Jersey State Educational Facilities Financing Authority Revenue:
550,000	Monmouth University, 5.125% due 7/1/24	542,619
2,345,000	Rowan University, Unrefunded Balance, FGIC, 5.000% due 7/1/21	2,392,580
1,250,000	Seton Hall University Project, AMBAC, 5.000% due 7/1/21	1,258,300
725,000	New Jersey State, Higher Education Assistance Authority, Student Loan Revenue, NJ Class Loan Program, MBIA, 5.800% due 6/1/16 (a)	723,137
	Rutgers State University Revenue:
515,000	6.400% due 5/1/13	555,788
1,905,000	5.000% due 5/1/21	1,925,307

	Total Education	10,431,211

Electric - 4.9%
3,500,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)	3,503,675
9,000,000	Puerto Rico Electric Power Authority, Power Revenue, 5.375% due 7/1/22	9,277,200

	Total Electric	12,780,875

Hospitals - 16.4%
1,000,000	Camden County Improvement Authority Revenue, Health Systems, Catholic Health East, AMBAC, 5.000% due 11/15/18	1,020,700
	New Jersey EDA, Harrogate Inc.:
2,000,000	5.750% due 12/1/16	1,990,680
1,500,000	5.875% due 12/1/26	1,400,085
	New Jersey Health Care Facilities Financing Authority Revenue:
	Atlanticare Regional Medical Center:
800,000	5.000% due 7/1/17	819,800
1,500,000	5.000% due 7/1/18	1,526,085
	Hackensack University Medical Center:
3,850,000	5.250% due 1/1/31	3,924,960
4,250,000	5.250% due 1/1/36	4,316,682
12,900,000	Meridian Health System, 5.000% due 7/1/38 (b)	12,880,005
	Robert Wood Johnson University Hospital:
8,000,000	5.700% due 7/1/20	8,228,800
3,000,000	5.750% due 7/1/31	3,058,740
4,000,000	St. Peters University Hospital Obligation, 5.750% due 7/1/37 (b)	3,842,120

	Total Hospitals	43,008,657

Housing - 1.2%
3,120,000	Essex County Improvement Authority Revenue, MBIA/FHA, 5.900% due 1/1/25 (c)	3,126,739
170,000	Virgin Islands HFA, Single-Family Mortgage Revenue, GNMA- Collateralized, 6.500% due 3/1/25 (a)	170,254

	Total Housing	3,296,993

Industrial Development - 11.2%
3,390,000	Casino Reinvestment Development Authority Revenue, MBIA, 5.250% due 6/1/20	3,514,989
2,725,000	Middlesex County Improvement Authority, Utilities System Revenue, Perth Amboy Franchise Project, AMBAC, 5.000% due 9/1/29	2,737,562
	New Jersey EDA:
1,000,000	EDR, American Airlines Inc. Project, 7.100% due 11/1/31 (a)	526,090
	First Mortgage Cadbury Corp. Project, ACA:
750,000	5.500% due 7/1/18	711,720
1,250,000	5.500% due 7/1/28	1,071,350

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Industrial Development - 11.2% (continued)
	First Mortgage, Fellowship Village:
$2,000,000	5.500% due 1/1/18	$1,992,680
2,500,000	5.500% due 1/1/25	2,408,200
	First Mortgage, Keswick Pines:
2,885,000	5.700% due 1/1/18	2,888,260
2,800,000	5.750% due 1/1/24	2,727,256
	Municipal Loan Pool, FSA:
765,000	5.125% due 11/15/14	791,737
1,200,000	5.400% due 11/15/20	1,235,052
1,115,000	Revenue, Gloucester Marine, 6.500% due 1/1/15 (a)	1,138,426
	New Jersey State, EDA:
2,000,000	Revenue, Refunding, 6.875% due 1/1/37 (a)	1,954,840
4,000,000	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(d)	3,256,080
2,500,000	Salem County, Pollution Control Financing Authority Revenue, PSEG Power Project, 5.750% due 4/1/31 (a)	2,392,850

	Total Industrial Development	29,347,092

Leasing - 7.9%
615,000	Atlantic City, COP, 8.875% due 1/15/13	729,759
2,500,000	Atlantic County COP, Public Facilities Lease Agreement, FGIC, 7.400% due 3/1/09	2,578,350
1,500,000	Middlesex County, COP, MBIA, 5.000% due 2/15/19	1,515,825
8,000,000	New Jersey EDA, School Facilities Construction, FGIC, 5.000% due 12/15/18	8,395,200
3,500,000	New Jersey State EDA Lease Revenue, Office Building Projects, 5.000% due 6/15/18	3,693,095
2,130,000	Newark, NJ, Housing Authority, Refunding, Additional Newark Redevelopment Project, MBIA, 5.250% due 1/1/23	2,272,966
1,500,000	University Medicine & Dentistry, MBIA, 5.000% due 9/1/22	1,510,605

	Total Leasing	20,695,800

Local General Obligation - 8.0%
2,040,000	Atlantic City, GO, FSA, 5.000% due 12/15/15	2,098,160
	Freehold Township Board of Education, NJ, GO:
	MBIA:
1,375,000	5.000% due 7/15/23	1,408,742
1,205,000	5.000% due 7/15/24	1,233,221
2,390,000	Refunding, 5.000% due 7/15/22	2,444,205
2,500,000	Hamilton Township, Atlantic County Municipal Utilities Authority, FGIC, 5.000% due 8/15/17	2,537,975
200,000	Hudson County GO, FGIC, 6.550% due 7/1/10	213,566
1,500,000	Jackson Township School District, NJ, GO, Refunding, MBIA, 5.250% due 6/15/19	1,635,045
650,000	Lakewood Township School District GO, AMBAC, 6.250% due 2/15/11	701,903
2,500,000	Mercer County Improvement Authority, County Guaranteed Solid Waste Revenue, 5.750% due 9/15/16	2,542,125
1,700,000	Middlesex County Improvement Authority Revenue, Golf Course Projects, County Guaranteed, 5.250% due 6/1/26	1,780,733
	Morris Township GO:
550,000	6.550% due 7/1/09	575,856
550,000	6.550% due 7/1/10	590,513
500,000	6.550% due 7/1/11	549,265
2,500,000	Puerto Rico, GO, Municipal Finance Agency, FSA, 5.000% due 8/1/30	2,525,125
170,000	West Windsor, Plainsboro GO, Regional School District, 6.800% due 4/1/09	176,341

	Total Local General Obligation	21,012,775

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Other Revenue - 9.9%
	New Jersey EDA, Department of Human Services:
$500,000	5.000% due 7/1/22	$507,770
444,000	5.200% due 7/1/32	449,741
1,125,000	New Jersey EDA Revenue, Cigarette Tax, 5.625% due 6/15/17	1,125,652
13,225,000	New Jersey State Housing & Mortgage Finance Agency Revenue, Single Family Housing, 4.650% due 10/1/32 (a)	11,732,162
2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System, 5.250% due 12/15/23	2,115,300
	Port Authority of New York & New Jersey:
5,000,000	Consolidated 144th, 5.000% due 10/1/30	5,080,700
5,000,000	Consolidated 132nd Series, 5.000% due 9/1/26	5,145,150

	Total Other Revenue	26,156,475

Pre-Refunded/Escrowed to Maturity - 16.5%
2,000,000	Delaware River and Bay Authority, AMBAC, 5.750% due 1/1/29 (e)	2,111,600
1,000,000	Deptford Township Municipal Utilities, AMBAC, 5.500% due 2/1/23 (e)	1,044,840
	Lafayette Yard, NJ, Community Development, Hotel, Conference Center Project, MBIA:
500,000	5.625% due 4/1/21 (e)	530,125
2,100,000	5.800% due 4/1/35 (e)	2,232,741
1,525,000	Monmouth County, NJ, Improvement Authority Revenue, Government Loan, AMBAC, 5.750% due 12/1/19 (e)	1,611,498
	New Jersey EDA:
9,470,000	School Facilities Construction, 5.000% due 6/15/26 (e)	10,141,423
970,000	Senior Mortgage, Arbor Glen, 6.000% due 5/15/28 (e)	1,023,777
6,000,000	Transportation Project Sublease, FSA, 5.250% due 5/1/17 (e)	6,173,160
1,090,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Mary Hospital, 5.875% due 7/1/12 (b)(f)	1,143,257
3,000,000	New Jersey State Highway Authority, Garden State Parkway General Revenue, 5.625% due 1/1/30 (e)	3,161,940
	New Jersey State Turnpike Authority Revenue:
55,000	C-2005, MBIA, 6.500% due 1/1/16 (f)	62,436
780,000	IBC/MBIA, 6.500% due 1/1/16 (f)	885,448
2,500,000	New Jersey State, Transportation Trust Fund Authority, Transportation Systems, MBIA, 5.000% due 12/15/21 (e)	2,650,875
10,000,000	Tobacco Settlement Financing Corp., 5.000% due 6/1/15 (e)	10,599,900

	Total Pre-Refunded/Escrowed to Maturity	43,373,020

Resource Recovery - 0.7%
1,950,000	Atlantic County COP, Authority Solid Waste Revenue, 7.125% due 3/1/16	1,953,920

Special Tax - 2.2%
6,000,000	Puerto Rico Sales Tax Financing, Corp. Sales Tax Revenue, 5.250% due 8/1/57	5,755,800

Transportation - 7.9%
	Delaware River and Joint Toll Bridge Commission, Pennsylvania Bridge Revenue:
2,845,000	5.000% due 7/1/22	2,900,335
2,000,000	5.000% due 7/1/23	2,034,440
6,300,000	New Jersey State Turnpike Authority Revenue, Refunding, 5.250% due 1/1/28	6,789,510
165,000	New Jersey State Turnpike Authority Turnpike Revenue, C-2005, MBIA, 6.500% due 1/1/16	186,542
2,300,000	South Jersey Port Corp. Revenue, 5.000% due 1/1/20	2,339,767

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Transportation - 7.9% (continued)
$6,385,000	South Jersey Transportation Authority, Transportation System Revenue, AMBAC, 5.125% due 11/1/22	$6,483,010

	Total Transportation	20,733,604

Water & Sewer - 4.5%
1,000,000	Camden County Municipal Utilities Authority, Sewer Revenue, FGIC, 5.250% due 7/15/17	1,011,430
2,000,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 5.125% due 7/1/47	2,013,220
1,245,000	Kearny, NJ, Municipal Utilities Authority Revenue, FGIC, 7.300% due 11/15/18	1,421,715
540,000	Middlesex County Utilities Authority, Sewer Revenue, MBIA, 6.250% due 8/15/10	555,099
2,000,000	New Jersey EDA, Water Facilities Revenue, American Water Co. Inc., FGIC, 5.375% due 5/1/32 (a)	1,864,080
	North Hudson Sewer Authority Revenue, FGIC:
3,000,000	5.250% due 8/1/18	3,073,890
2,000,000	5.250% due 8/1/19	2,041,060

	Total Water & Sewer	11,980,494

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $247,255,508)	250,526,716

SHORT-TERM INVESTMENTS - 2.2%
Education - 0.9%
	New Jersey State EFA Revenue:
1,600,000	Institute of Advanced Study, SPA-Wachovia Bank N.A., 1.250%, 7/2/08 (g)	1,600,000
100,000	Princeton University, 2.850%, 7/1/08 (g)	100,000
800,000	Rutgers State University, NJ, SPA-Landesbank Hessen-Thuringen, 1.350%, 7/1/08 (g)	800,000

	Total Education	2,500,000

Municipal - 0.8%
300,000	New Jersey EDA School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC, 1.950%, 7/1/08 (g)	300,000
200,000	New Jersey Health Care Facilities Financing Authority Revenue, Meridian Health Systems, LOC-JPMorgan Chase, 1.600%, 7/3/08 (g)	200,000
1,600,000	Puerto Rico Commonwealth, GO, Public Improvement, LOC-Wachovia Bank N.A., 1.800%, 7/1/08 (g)	1,600,000

	Total Municipal	2,100,000

Other Revenue - 0.3%
700,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA, SPA-Dexia Credit Local, 1.800%, 7/1/08 (g)	700,000

Pollution Control - 0.2%
615,000	Gloucester County, NJ, Pollution Control Financing Authority Revenue, Refunding Pollution Control Exxonmobil, 2.210%, 7/1/08 (g)	615,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,915,000)	5,915,000

	TOTAL INVESTMENTS - 97.5% (Cost - $253,170,508#)	256,441,716
	Other Assets in Excess of Liabilities - 2.5%	6,500,568

	TOTAL NET ASSETS - 100.0%	$262,942,284

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	All or a portion of this security is segregated for open futures contracts and extended settlements.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AMBAC	— Ambac Assurance Corporation - Insured Bonds
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	25.6%
AA/Aa	34.8
A	14.7
BBB/Baa	13.9
BB/Ba	1.3
B/B	1.3
CCC/Caa	0.2
A-1/VMIG1	2.3
NR	5.9
100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of the portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New Jersey, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New Jersey.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

	June 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$256,441,716	—	$256,441,716	—
Other Financial Instruments*	(194,460)	$(194,460)	—	—

Total	$256,247,256	$(194,460)	$256,441,716	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,524,131
Gross unrealized depreciation	(3,252,923)

Net unrealized appreciation	$3,271,208

At June 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	135	9/08	$15,410,696	$15,605,156	$(194,460)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2008

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: August 26, 2008